FORWARD FUNDS

Supplement dated October 1, 2013

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE FORWARD CREDIT ANALYSIS LONG/SHORT FUND

The following information applies to the Forward Credit Analysis Long/Short Fund (the “Fund”) only:

Reduction in Management Fee and Expense Limits

Effective October 1, 2013, the contractual management fee Forward Management, LLC (“Forward Management”), the investment advisor, receives from the Fund is reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50% to an annual rate of 1.20% on the Fund’s average daily net assets. Additionally, effective October 1, 2013, the expense limit (as a percentage of the applicable class of the Fund’s average daily net assets) applicable to each class of the Fund is reduced as follows:

Class	Expense Limit Prior to October 1, 2013	Expense Limit Effective October 1, 2013
Investor Class	1.99%	1.79%
Institutional Class	1.64%	1.44%
Class A	2.14%	1.94%
Class C	2.59%	2.39%
Advisor Class	1.69%	1.49%

Accordingly, effective October 1, 2013, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.20%	1.20%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(2)	0.33%	0.23%
Interest Expense on Short Sales	0.47%	0.47%
Total Other Expenses	0.80%	0.70%
Total Annual Fund Operating Expenses(3)	2.25%	1.90%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$228	$193
3 Years	$703	$597
5 Years	$1,204	$1,026
10 Years	$2,581	$2,219

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The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Advisor Class
Management Fee	1.20%	1.20%	1.20%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(2)	0.38%	0.43%	0.28%
Interest Expense on Short Sales	0.47%	0.47%	0.47%
Total Other Expenses	0.85%	0.90%	0.75%
Total Annual Fund Operating Expenses(3)	2.40%	2.85%	1.95%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.94%, 2.39%, and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
1 Year	$804	$388	$198
3 Years	$1,280	$883	$612
5 Years	$1,781	$1,503	$1,051
10 Years	$3,150	$3,171	$2,272

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class
1 Year	$804	$288	$198
3 Years	$1,280	$883	$612
5 Years	$1,781	$1,503	$1,051
10 Years	$3,150	$3,171	$2,272

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Change in Principal Investment Strategies

Effective October 1, 2013, the section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus is replaced in its entirety to read as follows:

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy and allocating a portion of the Fund’s assets to cash during market conditions that are expected to increase the volatility of the Fund’s credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

Forward Management, LLC (“Forward Management” or the “Advisor”) expects to allocate all but a small portion of the Fund’s assets to a sub-advisor, Cedar Ridge Partners, LLC (“Cedar Ridge” or the “Sub-Advisor”), in most market environments. During certain market environments in which the Advisor believes market conditions present greater risk to the Fund, the Advisor may allocate a greater portion of the Fund’s assets to cash, cash equivalents, repurchase agreements and/or tax-exempt or taxable fixed income securities that are investment-grade quality and have maturities of less than three years.

The Sub-Advisor uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. The Sub-Advisor will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately 100% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt securities and lower-rated debt securities; debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any maturity and credit quality, including junk bonds. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate, credit and other risk factors.